UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2026

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Anfield Enhanced Market ETF

(AEMS) Cboe BZX Exchange, Inc.

Annual Shareholder Report - April 30, 2026

Fund Overview

This annual shareholder report contains information about Anfield Enhanced Market ETF (the "Fund" or "AEMS") for the period of June 30, 2025 to April 30, 2026. You can find additional information about the Fund at https://anfieldfunds.com/our-funds/anfield-enhanced-market-strategy-etf/?cb=2093. You can also request this information by contacting us at 1-866-866-4848. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Enhanced Market ETF	$75	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

For the period ended April 30, 2026, the Fund reported a NAV total return of 21.02%, outperforming its primary benchmark, the S&P 500 Index, by 369bps. Over the ten-month period (the Fund began trading on July 1, 2025), AEMS generated positive returns in both the equity and collateral portfolio despite notable market events such as the market’s rising unease with software exposure and the closure of the Strait of Hormuz, causing energy prices to spike. While returns during the period are no guarantee of continued future performance, the portfolio management team’s security selection process proved to be a key component of the alpha generation process. Two of the more recent examples of successful trades during the period are AMD and Lumentum Holdings, which have unrealized gains of 118% and 164% as of the end of the period. These positions are a byproduct of the Fund’s quantitative process that recommends positions based on a series of momentum-based factors. Within the collateral portfolio, the portfolio management team’s preference for the short end of the curve worked out well, as the yield curve steepened throughout the period, meaning short duration instruments continued to outperform the long end of the curve.

While we are content with the Fund’s performance thus far, we also acknowledge that the market and economy are dynamic, so we are prepared to pivot in the event of any material deterioration in the economy. Risk factors the portfolio management team continues to monitor include, but are not limited to geopolitical risk, inflationary risk, interest rate risk, and the risk of consumer credit deterioration.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anfield Enhanced Market ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$12,102
$11,733
06/30/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26
04/30/26

Table Summary
	Anfield Enhanced Market ETF - NAV	S&P 500® Index
06/30/25	$10,000	$10,000
07/31/25	$10,120	$10,224
08/31/25	$10,330	$10,432
09/30/25	$10,800	$10,812
10/31/25	$11,090	$11,066
11/30/25	$11,100	$11,093
12/31/25	$11,144	$11,100
01/31/26	$11,413	$11,260
02/28/26	$11,574	$11,175
03/31/26	$10,735	$10,618
04/30/26	$12,102	$11,733

Average Annual Total Returns

Table Summary
Since Inception (June 30, 2025)
Anfield Enhanced Market ETF - NAV	21.02%
S&P 500® Index	17.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-866-4848.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	12.8%
Communications	1.3%
Communication Services	1.4%
Real Estate	1.5%
Materials	2.1%
Health Care	2.1%
Utilities	3.4%
Energy	4.0%
Technology	5.8%
Industrials	7.5%
Consumer Discretionary	10.7%
U.S. Treasury Obligations	21.9%
Financials	25.5%

Fund Statistics

Table Summary
Net Assets	$146,585,002
Number of Portfolio Holdings	102
Advisory Fee	$755,046
Portfolio Turnover	187%

Top 10 Holdings

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	21.9%
Lumentum Holdings, Inc.	1.8%
Advanced Micro Devices, Inc.	1.7%
Roivant Sciences Ltd.	1.5%
US Bancorp	1.4%
Air Lease Corporation	1.4%
Citigroup, Inc.	1.4%
Millicom International Cellular S.A.	1.4%
Bank of America Corporation	1.4%
American Express Company	1.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	23.2%
Corporate Bonds	48.5%
Preferred Stock	3.2%
U.S. Government & Agencies	25.1%

Material Fund Changes

The Board of Trustees of Two Roads Shared Trust (the “Trust”) has concluded, based upon the recommendation of Anfield Capital Management, LLC, that it is in the best interests of the Anfield Enhanced Market ETF (the “Fund”) and its shareholders that the Fund be liquidated. Pursuant to the Plan of Liquidation with respect to the Fund (the “Plan”) approved by the Board of Trustees, the Fund will be liquidated and dissolved on or about July 17, 2026 (the “Liquidation Date”).

The last day of trading of the Fund’s shares on Cboe BZX Exchange, Inc. (“Cboe”) will be July 10, 2026 (the “Closing Date”), which will also be the last day the Fund will accept orders for new creation units or redemption orders from Authorized Participants (as defined in the Prospectus and SAI). Shareholders may sell their holdings in the Fund in the secondary market until the end of the trading day on the Closing Date and customary brokerage charges may apply to these transactions. Prior to the Closing Date, the Fund is expected to deviate from its stated investment strategies and will no longer be managed to meet its investment objective.

The previously communicated proposals to the shareholders of the Fund relating to its proposed reorganization as contained in the Definitive Proxy Statement filed with the SEC on March 13, 2026, were withdrawn.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://anfieldfunds.com/our-funds/anfield-enhanced-market-strategy-etf/?cb=2102), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Anfield Enhanced Market ETF

Annual Shareholder Report - April 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 $18,400

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 $4,430

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal years ended April 30, 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman (subject to ratification by the Audit Committee) approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant to render such audit or non-audit service.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Anfield Enhanced Market ETF

April 30, 2026

Annual Financial Statements

and

Additional Information

Advised by:
Anfield Capital Management, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 20.1%
	AEROSPACE & DEFENSE - 2.9%
3,880	General Electric Company	$1,124,928
4,109	Huntington Ingalls Industries, Inc.	1,496,868
4,657	Woodward, Inc.	1,690,444
		4,312,240
	ASSET MANAGEMENT - 0.6%
3,184	Affiliated Managers Group, Inc.	938,229

	BIOTECH & PHARMA - 1.5%
77,026	Roivant Sciences Ltd.(a)	2,197,552

	ENTERTAINMENT CONTENT - 0.8%
5,717	Electronic Arts, Inc.	1,156,949

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
2,992	RBC Bearings, Inc.(a)	1,792,477

	INDUSTRIAL SUPPORT SERVICES - 0.7%
23,636	Fastenal Company	1,061,965

	INSURANCE - 0.8%
10,940	Loews Corporation	1,231,953

	METALS & MINING - 2.1%
16,480	Anglogold Ashanti plc	1,544,670
13,487	Newmont Corporation	1,498,271
		3,042,941
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
28,050	Halliburton Company	1,186,515
14,856	TechnipFMC plc	1,122,668
		2,309,183
	RETAIL - DISCRETIONARY - 0.7%
4,734	Ross Stores, Inc.	1,078,358

See accompanying notes to financial statements

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Shares					Fair Value
	COMMON STOCKS — 20.1% (Continued)
	SEMICONDUCTORS - 3.2%
7,104	Advanced Micro Devices, Inc.(a)				$2,518,297
6,311	NVIDIA Corporation				1,259,486
2,803	Teradyne, Inc.				962,746
					4,740,529
	TECHNOLOGY HARDWARE - 2.6%
2,114	Ciena Corporation(a)				1,115,304
2,965	Lumentum Holdings, Inc.(a)				2,675,379
					3,790,683
	TELECOMMUNICATIONS - 1.4%
24,054	Millicom International Cellular S.A.				2,041,704

	TOTAL COMMON STOCKS (Cost $21,844,847)				29,694,763

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2%
	ASSET MANAGEMENT — 2.3%
1,150,000	Ares Capital Corporation		5.5000	09/01/30	1,135,109
750,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	735,561
500,000	Blackstone Secured Lending Fund		5.3000	06/30/30	487,635
175,000	Charles Schwab Corporation (The)(b)	US0003M + 2.575%	5.0000	Perpetual	172,584
897,000	FS KKR Capital Corporation		3.1250	10/12/28	840,628
					3,371,517
	AUTOMOTIVE — 5.1%
750,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	749,838
200,000	Ford Motor Credit Company, LLC		2.9000	02/16/28	192,557
500,000	Ford Motor Credit Company, LLC		2.9000	02/10/29	469,795
1,475,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	1,385,894
1,219,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	1,198,454
275,000	Nissan Motor Acceptance Company, LLC(c)		1.8500	09/16/26	271,471
250,000	Nissan Motor Acceptance Company, LLC(c)		5.3000	09/13/27	249,375
200,000	Nissan Motor Acceptance Company, LLC(c)		2.7500	03/09/28	189,772

See accompanying notes to financial statements

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2% (Continued)
	AUTOMOTIVE — 5.1% (Continued)
800,000	Nissan Motor Acceptance Company, LLC(c)		2.4500	09/15/28	$742,300
725,000	Nissan Motor Acceptance Company, LLC(c)		5.5500	09/13/29	710,203
650,000	Nissan Motor Acceptance Company, LLC(c)		6.1250	09/30/30	640,504
700,000	Stellantis Finance US, Inc.(c)		5.3500	03/17/28	705,171
					7,505,334
	BANKING — 11.5%
300,000	Bank of America Corporation Series FF(b)	TSFR3M + 3.193%	5.8750	Perpetual	301,547
350,000	Bank of America Corporation(b)	H15T5Y + 3.231%	6.1250	Perpetual	352,623
2,015,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	1,998,490
1,800,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	1,776,661
675,000	BNP Paribas S.A.(b),(c)	H15T5Y + 2.944%	4.5000	Perpetual	628,312
1,350,000	BNP Paribas S.A.(b),(c)	H15T5Y + 3.196%	4.6250	Perpetual	1,346,481
2,062,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	2,048,667
573,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	566,938
500,000	Credit Agricole S.A.(c)		3.2500	01/14/30	470,949
1,225,000	Credit Agricole S.A.(b),(c)	H15T5Y + 3.237%	4.7500	Perpetual	1,193,230
547,000	KeyCorporation(b)	TSFR3M + 3.606%	5.0000	Perpetual	542,600
845,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	833,367
400,000	National Bank of Canada		5.0000	07/24/30	392,518
803,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	793,206
400,000	Royal Bank of Canada		5.0000	12/30/30	398,178
2,096,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	2,089,722
1,185,000	US Bancorp(b)	H15T5Y + 2.541%	3.7000	Perpetual	1,167,003
					16,900,492
	BIOTECH & PHARMA — 0.4%
570,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	566,239

	COMMERCIAL SUPPORT SERVICES — 1.1%
1,655,000	Aramark Services, Inc.(c)		5.0000	02/01/28	1,652,552

	ELECTRIC UTILITIES — 3.3%
846,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	833,780
568,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	588,086
468,000	CMS Energy Corporation 4.75%(b)	H15T5Y + 4.116%	4.7500	06/01/50	459,874

See accompanying notes to financial statements

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2% (Continued)
	ELECTRIC UTILITIES — 3.3% (Continued)
1,443,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	$1,412,928
1,636,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	1,613,203
					4,907,871
	ENTERTAINMENT CONTENT — 0.5%
825,000	Univision Communications, Inc.(c)		4.5000	05/01/29	787,432

	HEALTH CARE FACILITIES & SERVICES — 0.2%
350,000	Charles River Laboratories International, Inc.(c)		4.2500	05/01/28	344,650

	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
500,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.297%	6.3000	Perpetual	516,818
275,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.630%	3.7500	Perpetual	271,930
					788,748
	INSURANCE — 0.3%
375,000	Jackson National Life Insurance Company(c)		8.1500	03/15/27	384,183

	LEISURE FACILITIES & SERVICES — 4.9%
1,300,000	Boyd Gaming Corporation		4.7500	12/01/27	1,294,812
1,050,000	International Game Technology plc(c)		5.2500	01/15/29	1,045,916
200,000	Light & Wonder International Inc(c)		7.5000	09/01/31	208,516
1,080,000	Penn National Gaming, Inc.(c)		5.6250	01/15/27	1,079,566
1,225,000	Penn National Gaming, Inc.(c)		4.1250	07/01/29	1,166,354
875,000	Scientific Games International, Inc.(c)		7.2500	11/15/29	895,218
1,500,000	Station Casinos, LLC(c)		4.5000	02/15/28	1,479,311
					7,169,693
	OIL & GAS PRODUCERS — 1.9%
1,081,000	Enbridge, Inc.(b)	TSFR3M + 3.680%	5.5000	07/15/77	1,082,615
1,382,000	Energy Transfer, L.P.(b)	TSFR3M + 4.155%	6.6250	Perpetual	1,398,413
270,000	Occidental Petroleum Corporation		7.0000	11/15/27	277,965
					2,758,993
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.3000	01/15/29	505,490
1,025,000	SBA Communications Corporation		3.8750	02/15/27	1,017,746
175,000	VICI Properties LP / VICI Note Co Inc(c)		4.6250	12/01/29	172,382

See accompanying notes to financial statements

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.5% (Continued)
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(c)		4.1250	08/15/30	$480,475
					2,176,093
	SPECIALTY FINANCE — 7.2%
825,000	AIR Lease Corp Sukuk Ltd.(c)		5.8500	04/01/28	837,061
592,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	592,855
2,098,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpetual	2,072,780
1,199,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	1,197,442
1,593,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	Perpetual	1,533,926
1,857,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpetual	1,840,114
250,000	Aviation Capital Group, LLC(c)		5.1250	04/10/30	251,884
705,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	699,652
685,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	677,714
150,000	OneMain Finance Corporation		3.8750	09/15/28	145,146
700,000	Synchrony Financial		5.1500	03/19/29	701,908
					10,550,482
	TRANSPORTATION & LOGISTICS — 1.5%
175,000	Air Canada(c)		3.8750	08/15/26	174,630
1,000,000	American Airlines 2025-1 Class B Pass Through		5.6500	11/11/34	996,838
416,667	Delta Air Lines Inc / SkyMiles IP Ltd.(c)		4.7500	10/20/28	417,191
600,000	United Airlines, Inc.(c)		4.6250	04/15/29	592,556
					2,181,215
	TOTAL CORPORATE BONDS (Cost $61,815,065)				62,045,494

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	PREFERRED STOCK — 2.8%
	ASSET MANAGEMENT — 0.4%
625,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	Perpetual	624,352

	BANKING — 1.0%
1,400,000	First Citizens BancShares, Inc.(b),(c)	TSFR3M + 4.234%	7.9080	Perpetual	1,417,171

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
550,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	553,996

See accompanying notes to financial statements

ANFIELD ENHANCED MARKET ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	PREFERRED STOCK — 2.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.9% (Continued)
700,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	$698,250
					1,252,246
	OIL & GAS PRODUCERS — 0.5%
725,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	728,094

	TOTAL PREFERRED STOCK (Cost $4,002,554)				4,021,863

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 21.9%
	U.S. TREASURY BILLS — 21.9%
32,200,000	United States Treasury Bill(d)(e)		3.5600	06/09/26	32,074,856

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $32,075,068)				32,074,856

	TOTAL INVESTMENTS - 87.0% (Cost $119,737,534)				$127,836,976
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.0%				18,748,026
	NET ASSETS - 100.0%				$146,585,002

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation
400	CME E-Mini Standard & Poor’s 500 Index Future	06/18/2026	$144,875,000	$8,975,028
	TOTAL FUTURES CONTRACTS

CME	- Chicago Mercantile Exchange

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y	- US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

SOFR	- United States Secured SOFR Overnight Financing Index

TSFRM	- Term SOFR Secured Overnight Financing Rate 3 month

US0003M	- 3 Month US Dollar London Interbank Offered Rate

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $20,534,816 or 14.0% of net assets.

(d)	Zero coupon bond.

(e)	Rate disclosed is the annualized yield as of April 30, 2026.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements

Anfield Enhanced Market ETF
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026

ASSETS
Investment securities:
At cost	$119,737,534
At fair value	$127,836,976
Cash	903,688
Dividends and interest receivable	642,112
Deposits for futures contracts	15,842,590
Variation margin receivable	1,515,000
Prepaid expenses and other assets	22
TOTAL ASSETS	146,740,388

LIABILITIES
Investment advisory fees payable	91,039
Payable to related parties	26,501
Accrued expenses and other liabilities	37,846
TOTAL LIABILITIES	155,386
NET ASSETS	$146,585,002

Composition of Net Assets:
Paid in capital	$133,265,977
Accumulated earnings	13,319,025
NET ASSETS	$146,585,002

Net Asset Value Per Share:
Net Assets	$146,585,002
Shares of beneficial interest outstanding (a)	13,030,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.25

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2026*

INVESTMENT INCOME
Interest	$2,874,088
Dividends (net of $17,138 in foreign dividend tax withheld)	270,019
TOTAL INVESTMENT INCOME	3,144,107

EXPENSES
Investment advisory fees	755,046
Administration fees	86,040
Legal fees	52,760
Printing and postage expenses	21,188
Audit fees	20,001
Trustees fees and expenses	14,045
Transfer agent fees	10,692
Custodian fees	8,697
Compliance officer fees	8,379
Insurance expense	3,144
Other expenses	571
TOTAL EXPENSES	980,563

NET INVESTMENT INCOME	2,163,544

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(9,277)
Net realized gain from futures contracts	3,011,805
Net change in unrealized appreciation on investments	8,099,442
Net change in unrealized appreciation on futures contracts	8,975,028
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	20,076,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,240,542

*	The Anfield Enhanced Market ETF commenced operations on June 30, 2025.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2026 *
FROM OPERATIONS
Net investment income	$2,163,544
Net realized loss from investments	(9,277)
Net realized gain from futures contracts	3,011,805
Net change in unrealized appreciation on investments	8,099,442
Net change in unrealized appreciation on futures contracts	8,975,028
Net increase in net assets resulting from operations	22,240,542

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(8,960,365)
Net decrease in net assets from distribution to shareholders	(8,960,365)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	136,492,154
Payments for shares redeemed	(3,187,329)
Net increase in net assets from shares of beneficial interest	133,304,825

TOTAL INCREASE IN NET ASSETS	146,585,002

NET ASSETS
Beginning of the period	—
End of the period	$146,585,002

SHARE ACTIVITY
Shares sold	13,320,000
Shares redeemed	(290,000)
Net increase in shares of beneficial interest outstanding	13,030,000

*	The Anfield Enhanced Market ETF commenced operations on June 30, 2025.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	April 30, 2026 *
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (a)	0.20
Net realized and unrealized gain on investments	1.83
Total from investment operations	2.03
Less distributions from:
Net investment income	(0.09)
Net realized gains	(0.69)
Total distributions	(0.78)
Net asset value, end of period	$11.25
Total return (b)	21.02	% (f)
Net assets, at end of period (000)s	$146,585
Ratio of expenses to average net assets(c)	1.03	% (g)
Ratio of net investment income to average net assets(c)(d)	2.28	% (g)
Portfolio Turnover Rate (e)	187	% (f)

*	The Anfield Enhanced Market ETF commenced operations on June 30, 2025.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2026

(1)	ORGANIZATION

The Anfield Enhanced Market ETF (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 30, 2025. The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to meet or exceed the return of the S&P 500 Total Return Index over full market cycles. There is no guarantee that the Fund will achieve its investment objective.

On November 26, 2025, Regents Park Funds, LLC (“Regents Park”), the Fund’s adviser, and Anfield Capital Management, LLC (“Anfield”), the Fund’s sub-adviser, together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”). Pursuant to the asset purchase agreement, Horizon will, subject to the satisfaction of certain closing conditions, acquire certain assets of Regents Park and Anfield that relate to, or are used or held for use in connection with, the management and operation of the Fund and other funds advised or sub-advised by Regents Park and/or Anfield (the “Transaction”). In connection with the Transaction, at a meeting held on January 20, 2026, the Board of Trustees of the Trust (the “Board”) approved the Agreement and Plan of Reorganization (the “Plan”) for the reorganization of the Fund into Anfield U.S. Equity Sector Rotation ETF (the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (the “Reorganization”). Horizon is the investment adviser and Exchange Traded Concepts, LLC, acts as a trading sub-adviser to the Acquiring Fund. The Acquiring Fund has substantially the same principal investment strategy and principal risks and is managed by the same portfolio managers as the Fund, except that the investment objective was changed to seek capital appreciation and the Fund’s 80% investment policy has been amended to remove the focus on investments in underlying funds in order to highlight that the Fund will be invested directly in the equity securities of U.S. large-cap issuers, in addition to investing in underlying funds. The unitary fee rate of the Acquiring Fund is lower than the management fee rate of the Fund.

At a special Shareholder Meeting initially held on April 30, 2026 and further adjourned including most recently to June 26, 2026, Fund shareholders of record as of the close of business on March 6, 2026, voted to approve the Plan (See Note 8 in these Notes to Financial Statements).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange-traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment-companies are valued at net asset value. The independent pricing-service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of exchange-traded funds (including closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or any ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of the S&P 500 Index (or other U.S. Large Cap equity market indices). Initial margin deposits required upon entering into futures contracts are satisfied by posting collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$29,694,763	$—	$—	$29,694,763
Corporate Bonds	—	62,045,494	—	62,045,494
Preferred Stock	—	4,021,863	—	4,021,863
U.S. Government & Agencies	—	32,074,856	—	32,074,856
Futures Contracts**	8,975,028	—	—	8,975,028
Total	$38,669,791	$98,142,213	—	$136,812,004

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

**	Represents the net unrealized appreciation of futures contracts.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of April 30, 2026, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of April 30, 2026:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Net unrealized appreciation on futures contracts	$8,975,028	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedules of Investments. Only current day’s variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of April 30, 2026:

Derivative Investment Type	Location of Gain on Derivatives
Futures Contracts	Net realized gain from futures contracts/Net change in unrealized appreciation on futures contracts

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

The following is a summary of the Fund’s realized gain and unrealized appreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended April 30, 2026:

Realized gain on derivatives recognized in the Statement of Operations
		Total for the Period Ended April
Derivative Investment Type	Equity Risk	30, 2026
Futures Contracts	$3,011,805	$3,011,805

Net change in unrealized appreciation on derivatives recognized in the
Statement of Operations
		Total for the Period Ended
Derivative Investment Type	Equity Risk	April 30, 2026
Futures Contracts	$8,975,028	$8,975,028

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intends to annually distribute sufficient net

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

investment company taxable income and net realized capital gains if any, so that it will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $192,454,821 and $104,813,068, respectively. The cost of purchases and the proceeds from the sale of U.S. Government securities for the period ended April 30, 2026, amounted to $122,680,016 and $91,693,627, respectively. For the period ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anfield Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the period ended April 30, 2026, the Fund incurred advisory fees of $755,046.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 30, 2026, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $128,545,360 for the Fund including derivatives, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$17,660,118
Gross unrealized depreciation:	(9,393,474)
Net unrealized appreciation:	$8,266,644

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

The tax character of Fund distributions paid for the fiscal year ended April 30, 2026, was as follows:

Fiscal Year Ended
April 30, 2026
Ordinary Income	$4,677,467
Long-Term Capital Gain	4,282,898
Return of Capital	—
$8,960,365

As of April 30, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$2,158,973	$2,893,408	$—	$—	$—	$8,266,644	$13,319,025

Difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales, the adjustments for perpetual bonds, and mark-to-market on open futures contracts.

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on the tax treatment of non-deductible expenses resulted in reclassification for the year ended on April 30, 2026, as follows:

Paid in Capital	Distributable Earnings
$(38,848)	$38,848

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: absence of an active market risk, authorized participant concentration risk, calculation methodology risk, cash redemption risk, cash transactions risk, collateralized loan obligations risk, counterparty risk, cybersecurity risk, dependence on key personnel risk, derivatives risk, equity risk, ETF structure risks, failure to qualify as a regulated investment company risk, financials sector risk, fixed income securities risk, fluctuation of net asset value risk, gap risk, hedging transactions risk, index risk, interest rate risk, investment companies risk, liquidity risk, leveraging risk, management risk, market capitalization risk, market events risk, market risk, market events risk, new fund risk, operational risk, options risk, portfolio turnover risk, sector risk, trading issues risk, underlying fund risk, U.S. government securities risk, volatility risk and yield curve risk.

Derivatives Risk – The derivative instruments in which the Fund may invest may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Index Risk – The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Counterparty Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Absence of an Active Market Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.

Investment Companies Risks – When the Fund invests in other investment companies, (including open-end mutual funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees of the unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

Financials Sector Risk – The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. Specifically, the financial sector may be significantly affected by changes in the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. The extent to which the Fund may invest in a company that engages in securities related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis

Anfield Enhanced Market ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2026

may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

(8)	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board of Trustees of Two Roads Shared Trust (the “Trust”) has concluded, based upon the recommendation of Anfield Capital Management, LLC, that it is in the best interests of the Anfield Enhanced Market ETF (the “Fund”) and its shareholders that the Fund be liquidated. Pursuant to the Plan of Liquidation with respect to the Fund (the “Plan”) approved by the Board of Trustees, the Fund will be liquidated and dissolved on or about July 17, 2026 (the “Liquidation Date”).

The last day of trading of the Fund’s shares on Cboe BZX Exchange, Inc. (“Cboe”) will be July 10, 2026 (the “Closing Date”), which will also be the last day the Fund will accept orders for new creation units or redemption orders from Authorized Participants (as defined in the Prospectus and SAI). Shareholders may sell their holdings in the Fund in the secondary market until the end of the trading day on the Closing Date and customary brokerage charges may apply to these transactions. Prior to the Closing Date, the Fund is expected to deviate from its stated investment strategies and will no longer be managed to meet its investment objective.

The previously communicated proposals to the shareholders of the Fund relating to its proposed reorganization as contained in the Definitive Proxy Statement filed with the SEC on March 13, 2026, were withdrawn.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Anfield Enhanced Market ETF and
the Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Anfield Enhanced Market ETF (the “Fund”), a series of Two Roads Shared Trust, as of April 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for the period from June 30, 2025 (commencement of operations) through April 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations, changes in net assets, and the financial highlights for the period from June 30, 2025 through April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2026.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 29, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Anfield Enhanced Market ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

On May 8, 2026, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended Cohen & Co, Ltd. (“Cohen”) as the Fund’s independent registered public accounting firm for the fiscal period ending April 30, 2026, in replacement of Deloitte & Touche LLP (“Deloitte”), who resigned from their position as the independent registered public accounting firm for the Fund effective May 8, 2026.

During the interim period from June 30, 2025 (the date the Fund commenced operations) through May 8, 2026, (i) the Fund did not consult or have any disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the interim period from June 30, 2025 (the date the Fund commenced operations) through May 8, 2026, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures

At a special meeting of shareholders of the Fund initially held on April 30, 2026 shareholders of record as of the close of business on March 6, 2026, were asked to vote on the following proposals:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquired Fund”) to Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (“Horizon Funds”), in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate net asset value (“NAV”) of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares, and cash in lieu of fractional shares (if applicable), of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

The special meeting of shareholders was adjourned (See Note 9 in these Notes to Financial Statements).

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On May 8, 2026, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended Cohen & Co, Ltd. (“Cohen”) as the Fund’s independent registered public accounting firm for the fiscal period ending April 30, 2026, in replacement of Deloitte & Touche LLP (“Deloitte”), who resigned from their position as the independent registered public accounting firm for the Fund effective May 8, 2026.

During the interim period from June 30, 2025 (the date the Fund commenced operations) through May 8, 2026, (i) the Fund did not consult or have any disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the interim period from June 30, 2025 (the date the Fund commenced operations) through May 8, 2026, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders of the Fund initially held on April 30, 2026 shareholders of record as of the close of business on March 6, 2026, were asked to vote on the following proposals:

Proposal 1: Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquired Fund”) to Anfield Enhanced Market ETF (with respect to this Proposal 1, the “Acquiring Fund”), a newly created series of Horizon Funds, a Delaware statutory trust (“Horizon Funds”), in exchange for (a) newly issued shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund (if applicable), with such shares and cash having an aggregate value equal to the aggregate net asset value (“NAV”) of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares, and cash in lieu of fractional shares (if applicable), of the Acquiring Fund received in the exchange in proportion to the total dollar value of the shareholders’ respective holdings of shares of the Acquired Fund.

Proposal 2: For shareholders of each Acquired Fund, to transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

The special meeting of shareholders was adjourned (See Note 9 in Item 7).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 6/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 6/30/2026

By /s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 6/30/2026